Note 12 - Stockholders' Equity and Stock-based Compensation - Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Option price per share, lower limit (in dollars per share)	$ 3.100	$ 3.100	$ 3.100	$ 3.100
Option price per share, upper limit (in dollars per share)	$ 151.3535	$ 151.3535	$ 151.3535	$ 245.8585
Outstanding (in shares)	533,320
Weighted average exercise price of outstanding options (in dollars per share)	$ 35.34
Weighted average remaining contractual life (Year) (Year)	4 years 9 months 18 days
Vested (in shares)	484,323
Weighted average exercise price of vested options (in dollars per share)	$ 37.54
Range One [Member]
Option price per share, lower limit (in dollars per share)	3.10
Option price per share, upper limit (in dollars per share)	$ 57.90
Outstanding (in shares)	386,123
Weighted average exercise price of outstanding options (in dollars per share)	$ 17.70
Weighted average remaining contractual life (Year) (Year)	6 years 3 months 18 days
Vested (in shares)	337,126
Weighted average exercise price of vested options (in dollars per share)	$ 18.30
Range Two [Member]
Option price per share, lower limit (in dollars per share)	61.05
Option price per share, upper limit (in dollars per share)	$ 71.85
Outstanding (in shares)	53,835
Weighted average exercise price of outstanding options (in dollars per share)	$ 61.19
Weighted average remaining contractual life (Year) (Year)	2 years 10 months 24 days
Vested (in shares)	53,835
Weighted average exercise price of vested options (in dollars per share)	$ 61.19
Range Three [Member]
Option price per share, lower limit (in dollars per share)	81.60
Option price per share, upper limit (in dollars per share)	$ 99.60
Outstanding (in shares)	75,030
Weighted average exercise price of outstanding options (in dollars per share)	$ 89.31
Weighted average remaining contractual life (Year) (Year)	1 year 9 months 18 days
Vested (in shares)	75,030
Weighted average exercise price of vested options (in dollars per share)	$ 89.31
Range Four [Member]
Option price per share, lower limit (in dollars per share)	106.05
Option price per share, upper limit (in dollars per share)	$ 151.35
Outstanding (in shares)	18,332
Weighted average exercise price of outstanding options (in dollars per share)	$ 110.17
Weighted average remaining contractual life (Year) (Year)	4 months 24 days
Vested (in shares)	18,332
Weighted average exercise price of vested options (in dollars per share)	$ 110.17